Investments (Details Textuals 17) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Investments [Abstract]
Increase (decrease) in estimated fair value of derivatives related to economic hedges in equity method international joint investments that do not qualify for hedge accounting	$ (23)	$ 36	$ (143)